General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Details About General And Administrative Expense [Line Items]
Compensation	R$ (899)	R$ (885)	R$ (907)
Welfare benefits	14	13	13
Defined benefit	107	(279)	240
Depreciation	(1,564)		(1,688)
Amortization	(1,470)		(910)
Insurance acquisition expenses			(1,138)
General and Administrative Expense [Member]
Disclosure Of Details About General And Administrative Expense [Line Items]
Personnel expenses	(23,276)	(22,360)	(19,573)
Compensation	(9,234)	(8,752)	(7,982)
Payroll taxes	(2,832)	(2,567)	(2,540)
Welfare benefits	(3,374)	(3,070)	(2,472)
Retirement plans and post-employment benefits (Note 29)	(107)	279	(240)
Defined benefit	(92)	(81)	(78)
Defined contribution	(15)	360	(162)
Stock option plan (Note 22d)	(234)	(306)	(214)
Training	(232)	(192)	(202)
Employee profit sharing	(3,836)	(3,610)	(3,387)
Dismissals	(457)	(571)	(351)
Provision for labor claims (Note 32)	(2,970)	(3,571)	(2,185)
Administrative expenses	(16,289)	(15,959)	(15,112)
Data processing and telecommunications	(4,152)	(3,966)	(4,052)
Third party services	(4,161)	(4,340)	(4,044)
Installations	(1,256)	(1,161)	(1,022)
Advertising, promotions and publications	(1,167)	(1,036)	(1,095)
Rent	(1,468)	(1,480)	(1,289)
Transportation	(339)	(391)	(411)
Materials	(350)	(313)	(380)
Financial services	(833)	(731)	(614)
Security	(723)	(716)	(675)
Utilities	(408)	(425)	(418)
Travel	(214)	(199)	(212)
Other	(1,218)	(1,201)	(900)
Depreciation	(1,564)	(1,702)	(1,688)
Amortization	(1,470)	(1,292)	(910)
Insurance acquisition expenses	(310)	(721)	(1,138)
Other expenses	(11,209)	(8,870)	(9,205)
Expenses related to credit cards	(3,753)	(3,165)	(3,415)
Losses with third party frauds	(596)	(571)	(468)
Loss on sale of assets held for sale, fixed assets and investments in associates and joint ventures	(495)	(274)	(187)
Provision for civil lawsuits (Note 32)	(1,519)	(1,489)	(2,069)
Provision for tax and social security lawsuits	(670)	(915)	(1,361)
Refund of interbank costs	(288)	(294)	(262)
Provision for Citibank integration expenditures	(504)
Other	(3,384)	(2,162)	(1,443)
Total	R$ (54,118)	R$ (50,904)	R$ (47,626)